United States Security and Exchange Commission
			      Washington, DC 20549

				    FORM 13F

			      FORM 13F COVER PAGE

Report for the Calander Year or Quarter Ended: September 30, 2001

Check here if Amendment [ ]

	  Amendment Number:
	  This Amendment (check only one): [ ] is a restatement.
					   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Paul J. Sheehan & Associates
Address:        1033 N. Carol Drive, #T-11
		Los Angeles, CA 90069

13F File Number: 028-05317

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table, are considered integral parts of this form.

Person Signing this Report:

Name:   Paul J. Sheehan, CFA, CIC
Title:  Owner
Phone:  310-858-3765

Signature, Place, and Date of Signing:

Paul J. Sheehan     Los Angeles, California     October 29, 2001

Report Type (check only one):

   [X] 13F Holdings Report (check here if all holdings of this reporting
			    manager are reported in this report)

   [ ] 13F Notice (check here if no holding reported are in this report,
		   and all holdings are reported by other reporting manager(s))

   [ ] 13F Combination Report (check here if a portion of the holdings for
			       this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

List of Other Managers Reporting for this Manager: none

			     FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 39

Form 13F Information Table Value Total: $ 17,982 (thousands)

List of Other Included Managers: none

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner                COM              00184A105      926    27962 SH       SOLE                    27962
AT&T Wireless Services         COM              00209A106      222    14870 SH       SOLE                    14870
Abbott Laboratories            COM              002824100      756    14590 SH       SOLE                    14590
American Express               COM              025816109      217     7454 SH       SOLE                     7454
BEA Systems                    COM              073325102      637    66450 SH       SOLE                    66450
Bank of America                COM              060505104      704    12059 SH       SOLE                    12059
BellSouth                      COM              079860102      307     7386 SH       SOLE                     7386
Berkshire Hathaway             COM              084670207      240      103 SH       SOLE                      103
BroadVision                    COM              111412102       10    11065 SH       SOLE                    11065
Cisco Systems                  COM              17275R102      643    52776 SH       SOLE                    52776
Citigroup                      COM              172967101      788    19468 SH       SOLE                    19468
Cohen&Steers AdvntgIncRltyFd   COM              19247W102      221    15650 SH       SOLE                    15650
Disney (Walt)                  COM              254687106      226    12148 SH       SOLE                    12148
Elan Corp plc ADR              COM              284131208      342     7062 SH       SOLE                     7062
Exxon Mobil                    COM              30231G102      243     6178 SH       SOLE                     6178
Fannie Mae                     COM              313586109      514     6423 SH       SOLE                     6423
Fedex Corporation              COM              31428X106      207     5625 SH       SOLE                     5625
Fifth Third Bancorp            COM              316773100      242     3937 SH       SOLE                     3937
General Electric               COM              369604103     2136    57418 SH       SOLE                    57418
Home Depot                     COM              437076102      618    16114 SH       SOLE                    16114
JDS Uniphase                   COM              46612J101      235    37172 SH       SOLE                    37172
Johnson & Johnson              COM              478160104      861    15542 SH       SOLE                    15542
Juniper Networks               COM              48203R104      157    16180 SH       SOLE                    16180
Large Scale Biology            COM              517053104       98    26453 SH       SOLE                    26453
Liberty Media-A                COM              530718105      476    37479 SH       SOLE                    37479
Medicis Pharm (New)            COM              584690309      225     4505 SH       SOLE                     4505
Merck & Co                     COM              589331107      862    12939 SH       SOLE                    12939
Microsoft                      COM              594918104     1794    35050 SH       SOLE                    35050
Minnesota Mining               COM              604059105      340     3460 SH       SOLE                     3460
Nokia                          COM              654902204      269    17203 SH       SOLE                    17203
Oracle                         COM              68389X105      198    15745 SH       SOLE                    15745
Pfizer                         COM              717081103      508    12674 SH       SOLE                    12674
Siebel Systems                 COM              826170102      243    18671 SH       SOLE                    18671
Sun Microsystems               COM              866810104      155    18689 SH       SOLE                    18689
Tyco International             COM              902124106      256     5621 SH       SOLE                     5621
Wal-Mart Stores                COM              931142103      489     9871 SH       SOLE                     9871
Washington Mutual              COM              939322103      313     8125 SH       SOLE                     8125
Wenr Co.                       COM              950670109        1    49750 SH       SOLE                    49750
Worldcom/Worldcom Grp          COM              98157D106      303    20140 SH       SOLE                    20140